Investments Accounted for Using the Equity Method - Summarized Financial Information (Detail) $ in Thousands, $ in Thousands	4 Months Ended		12 Months Ended
	Apr. 29, 2018 USD ($)	Apr. 29, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of associates and joint ventures [line items]
Current assets			$ 6,584,738				$ 201,558,875		$ 144,938,272
Non-current assets			10,862,563				332,503,052		218,984,000
Current liabilities			(5,182,361)				(158,632,082)		(108,376,737)
Non-current liabilities			(5,109,504)				(156,401,923)		(54,235,348)
Equity			7,155,436			$ 166,841,165	219,027,922		201,310,187	$ 165,924,980
Goodwill			1,632,618			10,490,309	49,974,446	$ 324,551	9,934,494	10,506,519
Carrying amount			298,328				9,131,814		48,267,237
Operating revenue			12,123,242	$ 371,092,421	$ 290,441,208	274,884,107
Gross profit			1,998,140	61,163,050	52,732,271	53,187,185
Profit before income tax			1,043,374	31,937,678	31,020,663	27,968,705
Net profit			895,926	27,424,309	24,497,060	22,577,861
Other comprehensive income (loss)			(27,855)	(852,632)	(4,637,933)	(7,959,259)
Total comprehensive income			868,071	$ 26,571,677	$ 19,859,127	14,618,602
Cost [member]
Disclosure of associates and joint ventures [line items]
Goodwill			1,711,485			12,479,305	52,388,559	$ 403,418	12,348,607	$ 12,495,515
Carrying amount			$ 308,134				$ 9,431,963		48,567,386
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Current assets									49,065,912
Non-current assets									101,693,417
Current liabilities									(26,194,615)
Non-current liabilities									(27,213,266)
Equity									97,351,448
Proportion of the Group's ownership interest in SPIL					33.29%
Net assets attributable to the Group									32,408,297
Goodwill									12,802,074
Operating revenue	$ 854,918	$ 26,169,040			$ 83,554,385	85,111,913
Gross profit	144,446	4,421,493			12,464,792	15,027,247
Profit before income tax	27,706	848,072			4,347,810	7,351,661
Net profit	13,503	413,317			2,822,231	5,484,462
Other comprehensive income (loss)	20,708	633,879			579,057	(2,373,532)
Total comprehensive income	$ 34,211	$ 1,047,196			3,401,288	3,110,930
Cash dividends received from SPIL					$ 1,815,275	$ 3,941,740
Siliconware Precision Industries Co., Ltd. [member] | Cost [member]
Disclosure of associates and joint ventures [line items]
Carrying amount									$ 45,210,371